Statements of Operations (USD $)	3 Months Ended		8 Months Ended	9 Months Ended	20 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2011	Mar. 31, 2012	Mar. 31, 2012
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0
Cost of revenue	0	0	0	0	0
Gross profit (loss)	0	0	0	0	0
Formation and operating costs	119,596	106,899	183,342	290,911	555,810
Loss before interest income	(119,596)	(106,899)	(183,342)	(290,911)	(555,810)
Change in fair value of cash equivalents in trust account	3,348	20,300	26,980	(8,551)	21,840
Net loss	$ (116,248)	$ (86,599)	$ (156,362)	$ (299,462)	$ (533,970)
Basic and diluted net loss per ordinary share (in dollars per share)	$ 0	$ 0	$ 0	$ 0	$ 0
Weighted average ordinary shares outstanding - basic and diluted (in shares)	8,533,333	8,533,333	6,005,637	8,533,333	7,517,298